                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02851

                           Van Kampen High Yield Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen High Yield Fund
Portfolio of Investments - November 30, 2006 (Unaudited)

PAR AMOUNT
   (000)                  DESCRIPTION                 COUPON   MATURITY       VALUE
----------   --------------------------------------  -------   --------   ------------
CORPORATE BONDS 94.1%
             AEROSPACE 1.8%
$    4,645   Hexcel Corp. .........................    6.750%  02/01/15   $  4,552,100
     6,440   K & F Acquisition, Inc. ..............    7.750   11/15/14      6,617,100
                                                                          ------------
                                                                            11,169,200
                                                                          ------------
             BROADCASTING 0.6%
     3,740   Lin Television Corp. .................    6.500   05/15/13      3,571,700
                                                                          ------------
             CABLE 5.1%
     4,815   Cablecom Luxembourg SCA,
                (EUR) (Luxembourg) (a) ............    9.375   04/15/14      7,102,104
     6,005   Cablevision Systems Corp. (b) ........    9.870   04/01/09      6,320,262
     1,839   CCH I, LLC ...........................   11.000   10/01/15      1,811,415
     5,320   Echostar DBS Corp. ...................    6.375   10/01/11      5,306,700
     1,290   Echostar DBS Corp. ...................    6.625   10/01/14      1,254,525
       460   Intelsat Subsidiary Holding Co.,
                Ltd. (Bermuda) ....................    8.250   01/15/13        470,925
     4,315   Intelsat Subsidiary Holding Co.,
                Ltd. (Bermuda) ....................    8.625   01/15/15      4,503,781
     3,255   Intelsat Subsidiary Holding Co.,
                Ltd. (Bermuda) (b) ................   10.484   01/15/12      3,311,963
       655   NTL Cable, Plc (United Kingdom) ......    8.750   04/15/14        687,750
       360   NTL Cable, Plc (United Kingdom) ......    9.125   08/15/16        382,500
       898   PanAmSat Corp. .......................    9.000   08/15/14        947,390
                                                                          ------------
                                                                            32,099,315
                                                                          ------------
             CHEMICALS 6.5%
     2,855   Cognis Deutschland GmbH & Co. ........
                (EUR) (Germany) (a)(b) ............    8.477   11/15/13      3,903,904
     4,950   Equistar Chemicals, LP ...............   10.125   09/01/08      5,284,125
       620   Equistar Chemicals, LP ...............   10.625   05/01/11        664,950
       952   Huntsman International, LLC ..........   10.125   07/01/09        971,040
     4,000   Huntsman International, LLC
                (EUR) .............................   10.125   07/01/09      5,413,946
     2,700   Innophos, Inc. .......................    8.875   08/15/14      2,720,250

     1,412   Innophos Investments Holdings,
                Inc. (b)(c) .......................    13.380   02/15/15      1,482,099
     2,585   Koppers Holdings, Inc. (d) ...........   0/9.875   11/15/14      2,042,150
     1,730   Koppers, Inc. ........................     9.875   10/15/13      1,885,700
     1,930   Millennium America, Inc. .............     9.250   06/15/08      2,007,200
     2,775   Nalco Co. ............................     7.750   11/15/11      2,844,375
     3,960   Nalco Co. ............................     8.875   11/15/13      4,207,500
     2,268   Rockwood Specialties Group,
                Inc. ..............................    10.625   05/15/11      2,426,760
     1,390   Rockwood Specialties Group,
                Inc. (EUR) (United
                Kingdom) ..........................     7.625   11/15/14      1,965,105
     2,940   Westlake Chemical Corp. ..............     6.625   01/15/16      2,881,200
                                                                           ------------
                                                                             40,700,304
                                                                           ------------
             CONSUMER PRODUCTS 2.2%
     8,210   Levi Strauss & Co. (b) ...............    10.122   04/01/12      8,497,350
     2,295   Oxford Industrials, Inc. .............     8.875   06/01/11      2,363,850
     2,632   Tempur Pedic, Inc. ...................    10.250   08/15/10      2,855,720
                                                                           ------------
                                                                             13,716,920
                                                                           ------------
             DIVERSIFIED MEDIA 5.8%
     1,155   Advanstar Communications, Inc. .......    10.750   08/15/10      1,247,400
     2,840   AMC Entertainment, Inc. (b) ..........     9.624   08/15/10      2,946,500
     6,187   CanWest Media, Inc. (Canada) .........     8.000   09/15/12      6,418,855
     2,282   Dex Media East/Finance Corp.,
                LLC ...............................    12.125   11/15/12      2,533,020
     3,587   Dex Media West/Finance Corp.,
                LLC Ser B .........................     9.875   08/15/13      3,927,765
     3,290   Houghton Mifflin Co. .................     8.250   02/01/11      3,442,162
     2,070   Houghton Mifflin Co. .................     9.875   02/01/13      2,271,825
     4,700   Idearc, Inc. (a) .....................     8.000   11/15/16      4,799,875
       870   Interpublic Group of Cos., Inc. ......     5.400   11/15/09        850,425
     2,250   Interpublic Group of Cos., Inc. ......     6.250   11/15/14      2,064,375
     1,525   Nebraska Book Co., Inc. ..............     8.625   03/15/12      1,464,000

     4,290   Quebecor World Capital Corp.
                (Canada) (a) .....................      8.750   03/15/16      4,182,750
                                                                           ------------
                                                                             36,148,952
                                                                           ------------
             ENERGY 10.0%
     4,700   Chaparral Energy, Inc. ..............      8.500   12/01/15      4,723,500
     6,870   CHC Helicopter Corp. (Canada) .......      7.375   05/01/14      6,681,075
     2,325   Chesapeake Energy Corp. .............      6.375   06/15/15      2,272,687
     3,200   Chesapeake Energy Corp. .............      6.625   01/15/16      3,176,000
     4,360   Chesapeake Energy Corp. .............      7.500   09/15/13      4,523,500
       960   Chesapeake Energy Corp. .............      7.625   07/15/13      1,005,600
     1,645   Compagnie Generale de
                Geophysique SA (France) ..........      7.500   05/15/15      1,657,338
     5,120   El Paso Production Holding Co. ......      7.750   06/01/13      5,331,200
     1,800   Hanover Compressor Co. ..............      8.625   12/15/10      1,881,000
       890   Hanover Compressor Co. ..............      9.000   06/01/14        958,975
       109   Hanover Equipment Trust Ser A .......      8.500   09/01/08        110,908
     3,042   Hanover Equipment Trust Ser B .......      8.750   09/01/11      3,186,495
     5,460   Hilcorp Energy/Finance Corp. (a) ....      7.750   11/01/15      5,405,400
     2,731   Hilcorp Energy/Finance Corp. (a) ....     10.500   09/01/10      2,946,066
     3,460   Husky Oil Ltd. (Canada) .............      8.900   08/15/28      3,655,064
     1,863   Magnum Hunter Resources, Inc. .......      9.600   03/15/12      1,967,794
     6,170   Massey Energy Co. ...................      6.875   12/15/13      5,768,950
     3,450   Pacific Energy Partners .............      7.125   06/15/14      3,588,000
     4,020   Pogo Producing Co. ..................      6.875   10/01/17      3,869,250
                                                                           ------------
                                                                             62,708,802
                                                                           ------------
             FINANCIAL 2.1%
     3,395   Residential Capital Corp. ...........      6.375   06/30/10      3,478,694
     5,992   UCAR Finance Inc. ...................     10.250   02/15/12      6,351,520
                                                                           ------------
                                                                              9,830,214
                                                                           ------------
             FOOD & DRUG 1.1%
     2,625   Delhaize America, Inc. ..............      8.125   04/15/11      2,865,103
     3,577   Kroger Co. (a) ......................      8.500   07/15/17      3,879,494
                                                                           ------------
                                                                              6,744,597
                                                                           ------------
             FOOD & TOBACCO 4.4%
     3,000   Michael Foods, Inc. .................      8.000   11/15/13      3,120,000
     4,720   Pilgrim's Pride Corp. ...............      9.250   11/15/13      4,932,400
     7,600   Pilgrim's Pride Corp. ...............      9.625   09/15/11      8,018,000
     4,595   Reynolds American, Inc. (a) .........      6.500   07/15/10      4,712,526
     4,950   Smithfield Foods, Inc. ..............      7.000   08/01/11      5,110,875
       450   Smithfield Foods, Inc. Ser B ........      7.750   05/15/13        471,375
     1,080   Smithfield Foods, Inc. Ser B ........      8.000   10/15/09      1,142,100
                                                                           ------------
                                                                             27,507,276
                                                                           ------------

             FOREST PRODUCTS 5.7%
     3,620   Berry Plastics Holding Corp. (a) .....     8.875   09/15/14      3,669,775
     3,815   Covalence Specialty Materials
                Corp. (a) .........................    10.250   03/01/16      3,681,475
     1,490   Crown Americas .......................     7.625   11/15/13      1,534,700
     1,975   Crown European Holdings SA
                (EUR) (France) ....................     6.250   09/01/11      2,743,103
     3,840   Graham Packaging Co., Inc. ...........     8.500   10/15/12      3,820,800
     3,965   Graham Packaging Co., Inc. ...........     9.875   10/15/14      3,945,175
     4,870   Graphic Packaging International,
                Inc ...............................     9.500   08/15/13      5,040,450
     1,535   JSG Funding Plc (EUR) (Ireland) ......    10.125   10/01/12      2,231,084
       114   Owens-Brockway Glass
                Containers, Inc. ..................     8.875   02/15/09        117,420
     2,100   Owens-Illinois, Inc. .................     7.350   05/15/08      2,110,500
     5,540   Owens-Illinois, Inc. .................     7.500   05/15/10      5,623,100
     1,085   P.H. Glatfelter (a) ..................     7.125   05/01/16      1,090,425
                                                                           ------------
                                                                             35,608,007
                                                                           ------------
             GAMING & LEISURE 6.9%
       475   Ceasars Entertainment ................     7.000   04/15/13        491,340
       993   Ceasars Entertainment ................     8.875   09/15/08      1,043,891
     3,265   Harrahs Operating Co., Inc. ..........     6.500   06/01/16      2,920,634

     5,365   Host Marriott LP .....................     6.375   03/15/15      5,304,644
     4,240   Host Marriott LP Ser J ...............     7.125   11/01/13      4,351,300
     6,935   Isle of Capri Casinos, Inc. ..........     7.000   03/01/14      6,822,306
     5,440   Las Vegas Sands Corp. ................     6.375   02/15/15      5,270,000
     9,470   MGM Mirage, Inc. .....................     6.000   10/01/09      9,493,675
     3,005   Station Casinos, Inc. ................     6.000   04/01/12      2,899,825
     3,795   Station Casinos, Inc. ................     6.875   03/01/16      3,557,813
     1,085   Station Casinos, Inc. ................     7.750   08/15/16      1,121,619
                                                                           ------------
                                                                             43,277,047
                                                                           ------------
             HEALTH CARE 8.8%
     3,180   AmerisourceBergen Corp. ..............     5.625   09/15/12      3,184,605
     5,310   Community Health Systems, Inc. .......     6.500   12/15/12      5,137,425
     3,275   DaVita, Inc. .........................     6.625   03/15/13      3,266,812
     4,895   Fisher Scientific International,
                Inc. ..............................     6.125   07/01/15      4,897,996
     7,480   Fresenius Medical Care Capital
                Trust IV ..........................     7.875   06/15/11      7,854,000
     2,545   HCA, Inc. ............................     5.750   03/15/14      2,086,900
     1,205   HCA, Inc. ............................     6.300   10/01/12      1,098,056
     6,585   HCA, Inc. ............................     6.500   02/15/16      5,482,013
       940   HCA, Inc. ............................     8.750   09/01/10        975,250
     2,610   HCA, Inc. (a) ........................     9.125   11/15/14      2,733,975
     2,655   National Mentor Holdings, Inc. (a) ...    11.250   07/01/14      2,814,300
     3,680   Omnicare, Inc. .......................     6.750   12/15/13      3,624,800
     1,480   Tenet Healthcare Corp. ...............     7.375   02/01/13      1,357,900
     3,400   Tenet Healthcare Corp. ...............     9.875   07/01/14      3,425,500
     4,900   VWR International, Inc. ..............     6.875   04/15/12      4,924,500
     2,584   Warner Chilcott Corp. ................     8.750   02/01/15      2,661,520
                                                                           ------------
                                                                             55,525,552
                                                                           ------------
             HOUSING 1.9%
       968   Goodman Global Holdings, Inc.
                Ser B (b) .........................     8.329   06/15/12        989,780
     1,180   Interface, Inc. ......................     7.300   04/01/08      1,202,125

     1,435   Interface, Inc. ......................    10.375   02/01/10      1,574,913
     3,365   Interface, Inc. ......................     9.500   02/01/14      3,516,425
     5,130   Nortek, Inc. .........................     8.500   09/01/14      4,976,100
                                                                           ------------
                                                                             12,259,343
                                                                           ------------
             INFORMATION TECHNOLOGY 2.6%
     4,700   Freescale Semiconductor,
                Inc. (a)(e) .......................     8.875   12/15/14      4,735,250
       525   Iron Mountain, Inc. ..................     6.625   01/01/16        502,688
     2,050   Iron Mountain, Inc. ..................     7.750   01/15/15      2,101,250
     5,045   Iron Mountain, Inc. ..................     8.625   04/01/13      5,234,187
     3,540   Sungard Data Systems, Inc. ...........     9.125   08/15/13      3,730,275
       320   Sungard Data Systems, Inc. (b)  ......     9.973   08/15/13        334,000
                                                                           ------------
                                                                             16,637,650
                                                                           ------------
             MANUFACTURING 3.0%
     2,185   General Cable Corp. ..................     9.500   11/15/10      2,337,950
     1,959   JohnsonDiversey, Inc. (EUR)
                (Luxembourg) ......................     9.625   05/15/12      2,750,067
     3,463   JohnsonDiversey, Inc. Ser B ..........     9.625   05/15/12      3,601,520
     2,574   Manitowoc Co., Inc. ..................    10.500   08/01/12      2,783,138
     3,235   Propex Fabrics, Inc. .................    10.000   12/01/12      2,879,150
     4,250   RBS Global & Rexnord
                Corp. (a) .........................     9.500   08/01/14      4,451,875
                                                                           ------------
                                                                             18,803,700
                                                                           ------------
             METALS 1.3%
     1,340   Foundation PA Coal Co. ...............     7.250   08/01/14      1,350,050
     7,050   Novelis, Inc. (Canada) (a) ...........     8.250   02/15/15      6,803,250

     2,445   SGL Carbon Luxembourg SA
                (EUR) (Luxembourg) (a) ............     8.500   02/01/12      3,513,271
                                                                           ------------
                                                                             11,666,571
                                                                           ------------
             RETAIL 1.7%
     3,110   Brown Shoe Co., Inc. .................     8.750   05/01/12      3,288,825
     4,015   Linens 'n Things, Inc. (b) ...........    10.999   01/15/14      3,944,737
     2,020   Phillips Van-Heusen Corp. ............     7.250   02/15/11      2,073,025
     1,195   Sally Holdings LLC (a) ...............     9.250   11/15/14      1,227,863
                                                                           ------------
                                                                             10,534,450
                                                                           ------------
             SERVICES 2.4%
     5,715   Allied Waste North America, Inc. .....     6.375   04/15/11      5,686,425
     1,850   Allied Waste North America, Inc. .....     7.875   04/15/13      1,924,000
     1,437   Allied Waste North America, Inc.
                Ser B .............................     9.250   09/01/12      1,541,182
       715   Buhrmann US, Inc. ....................     7.875   03/01/15        693,550
       705   Buhrmann US, Inc. ....................     8.250   07/01/14        702,356
       985   MSW Energy Holdings/Finance ..........     8.500   09/01/10      1,029,325
     3,625   MSW Energy Holdings LLC Ser B ........     7.375   09/01/10      3,715,625
                                                                           ------------
                                                                             15,292,463
                                                                           ------------
             TELECOMMUNICATIONS 2.9%
     3,986   Axtel SA (Mexico) ....................    11.000   12/15/13      4,444,390
     6,030   Exodus Communications,
                Inc. (f)(g)(i) ....................    11.250   07/01/08              0
       770   Exodus Communications,
                Inc. (f)(g)(i) ....................    11.625   07/15/10              0
     4,000   Exodus Communications, Inc.
                (EUR)(f)(g)(i) ....................    11.375   07/15/08              0
     8,250   GST Network Funding, Inc. (f)(g)(i) ..    10.500   05/01/08            825
     1,320   Nordic Telephone Co. .................
                Holdings (Denmark) (a) ............     8.875   05/01/16      1,402,500
     4,000   Park N View, Inc. Ser B (f)(g)(i) ....    13.000   05/15/08              0

     4,405   Qwest Communications
                International, Inc. (b) ...........     8.874   02/15/09      4,476,581
       990   Qwest Corp. ..........................     5.625   11/15/08        994,950
     1,100   TDC A S (EUR) (Denmark) ..............     6.500   04/19/12      1,540,366
     4,480   Wind Acquisition Finance SA
                (Luxembourg) (a) ..................    10.750   12/01/15      5,073,600
                                                                           ------------
                                                                             17,933,212
                                                                           ------------
             TRANSPORTATION 8.9%
     6,725   Amsted Industries, Inc. (a) ..........    10.250   10/15/11      7,195,750
     5,290   Arvinmeritor, Inc. ...................     8.750   03/01/12      5,369,350
     3,675   Ford Motor Credit Co. ................     5.800   01/12/09      3,591,949
     4,195   Ford Motor Credit Co. ................     7.250   10/25/11      4,102,026
     4,450   General Motors Acceptance
                Corp. .............................     4.375   12/10/07      4,376,735
     6,220   General Motors Acceptance
                Corp. .............................     6.875   09/15/11      6,410,388
     1,690   General Motors Corp. .................     7.125   07/15/13      1,571,700
     2,195   General Motors Corp. .................     8.375   07/15/33      2,011,169
     5,720   Petro Stopping Centers, LP ...........     9.000   02/15/12      5,891,600
     8,425   Sonic Automotive, Inc. Ser B .........     8.625   08/15/13      8,635,625
     5,471   TRW Automotive, Inc. .................     9.375   02/15/13      5,895,002
       955   United Auto Group, Inc. (a)(e)  ......     7.750   12/15/16        955,000
                                                                           ------------
                                                                             56,006,294
                                                                           ------------
             UTILITY 6.7%
       925   AES Corp. ............................     7.750   03/01/14        985,125
       528   AES Corp. ............................     8.875   02/15/11        572,220
     3,035   AES Corp. (a) ........................     9.000   05/15/15      3,274,006
       740   AES Corp. ............................     9.375   09/15/10        808,450
     5,930   CMS Energy Corp. .....................     7.500   01/15/09      6,152,375
     2,825   Colorado Interstate Gas Co. ..........     6.800   11/15/15      2,942,260
     2,585   IPALCO Enterprises, Inc. .............     8.375   11/14/08      2,701,325
     1,355   IPALCO Enterprises, Inc. .............     8.625   11/14/11      1,476,950
     2,945   Nevada Power Co. Ser A ...............     8.250   06/01/11      3,264,963

     2,515   Nevada Power Co. Ser G ...............     9.000   08/15/13      2,742,220
       995   Northwest Pipeline Corp. .............     8.125   03/01/10      1,033,556
     5,549   Ormat Funding Corp. ..................     8.250   12/30/20      5,729,183
     1,646   PSEG Energy Holdings .................     8.625   02/15/08      1,707,725
     1,955   Southern Natural Gas Co. .............     8.875   03/15/10      2,064,721
     6,210   Williams Cos., Inc. ..................     7.875   09/01/21      6,660,225
                                                                           ------------
                                                                             42,115,304
                                                                           ------------
             WIRELESS COMMUNICATIONS 1.7%
     3,090   American Tower Corp. .................     7.125   10/15/12      3,174,975
     3,085   American Tower Corp. .................     7.500   05/01/12      3,192,975
     4,040   UbiquiTel Operating Co. ..............     9.875   03/01/11      4,383,400
                                                                           ------------
                                                                             10,751,350
                                                                           ------------
             TOTAL CORPORATE BONDS 94.1% ..........                         590,608,223
                                                                           ------------
FOREIGN CONVERTIBLE CORPORATE OBLIGATION 0.6%
     3,980   Nortel Networks Corp. (Canada) .......     4.250   09/01/08      3,845,675
                                                                           ------------
FOREIGN GOVERNMENT OBLIGATION 0.4%
    22,250   Mexico (United Mexican States)
                (MXN) (Mexico) ....................    10.000   12/05/24      2,442,646
                                                                           ------------

DESCRIPTION                                                                     VALUE
-----------                                                                 ------------
EQUITIES 0.2%
DecisionOne Corp. (19,895 Common Shares) (f)(h) .........................              0
Doe Run Resources Corp. (29 Common Stock Warrants) (f)(h) ...............        146,515
HCI Direct, Inc. (106,250 Common Shares Class A) (f)(h) .................      1,275,000
HF Holdings, Inc. (36,820 Common Stock Warrants) (f)(h) .................              0
Hosiery Corp. of America, Inc. (1,000 Common Shares Class A) (a)(f)(h)...              0
Jazztel, Plc (5,000 Common Stock Warrants) (EUR) (United Kingdom)
   (a)(f)(h) ............................................................              0
OpTel, Inc. (3,275 Common Shares) (a)(f)(h) .............................              0
Park N View, Inc. (4,000 Common Stock Warrants) (a)(f)(g)(h) ............              0
Reunion Industries, Inc. (107,947 Common Stock Warrants) (f)(h) .........              0
Ventelo, Inc. (73,021 Common Shares) (EUR) (United Kingdom) (a)(f)(h)....              0
Viatel Holding Bermuda Ltd. (7,852 Common Shares) (Bermuda) (h) .........            275

VS Holdings, Inc. (946,962 Common Shares) (f)(h) ........................              0
XO Holdings, Inc. (3,469 Common Shares) (h) .............................         14,292
XO Holdings, Inc. Ser A (6,941 Common Stock Warrants) (h) ...............          4,651
XO Holdings, Inc. Ser B (5,205 Common Stock Warrants) (h) ...............          2,290
XO Holdings, Inc. Ser C (5,205 Common Stock Warrants) (h) ...............          1,275
                                                                            ------------
TOTAL EQUITIES ..........................................................      1,444,298
                                                                            ------------
TOTAL LONG-TERM INVESTMENTS 95.3%
   (Cost $624,740,397) ..................................................    598,340,842
REPURCHASE AGREEMENTS 4.0%
Citigroup, Inc. ($5,002,961 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.27%, dated
   11/30/06, to be sold on 12/01/06 at $5,003,694) ......................      5,002,961
State Street Bank & Trust Co. ($19,907,039 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.11%, dated 11/30/06, to be sold on 12/01/06 at $19,909,864) ........     19,907,039
                                                                            ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $24,910,000) ...................................................     24,910,000
                                                                            ------------
TOTAL INVESTMENTS 99.3%
   (Cost $649,650,397) ..................................................    623,250,842
FOREIGN CURRENCY 0.0%
   (Cost $1,095) ........................................................          1,131
OTHER ASSETS IN EXCESS OF LIABILITIES  0.7% .............................      4,233,975
                                                                            ------------
NET ASSETS 100.0% .......................................................   $627,485,948
                                                                            ============

Percentages are calculated as a percentage of net assets.

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)  Floating Rate Coupon

(c)  Payment-in-kind security.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e)  Security purchased on a when-issued or delayed delivery basis.

(f) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g)  This borrower has filed for protection in federal bankruptcy court.

(h) Non-income producing security as this stock currently does not declare dividends.

(i)  Non-income producing as security is in default.

Currency Abbreviations:

MXN  -Mexican peso

EUR  -Euro

FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF NOVEMBER 30, 2006:

                                                                    UNREALIZED
                                                                   APPRECIATION/
FORWARD CONTRACTS                IN EXCHANGE FOR   CURRENT VALUE   DEPRECIATION
------------------------------   ---------------   -------------   -------------
SHORT CONTRACTS:
Euro Currency
   12,546,000 expiring 1/29/07         US $         $16,663,381     $  (781,400)
   11,073,000 expiring 1/29/07         US $          14,706,968        (693,976)
                                                                    -----------
                                                                    $(1,475,376)
                                                                    -----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Yield
Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 18, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: January 18, 2007